United States
Securities And Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08359

The Westport Funds
(Exact name of registrant as specified in charter)

253 Riverside Avenue, Westport, Connecticut 06880
(Address of principal executive offices) (Zip code)

Edmund H. Nicklin, Jr., 253 Riverside Avenue,
Westport, Connecticut 06880
(Name and address of agent for service)

Registrant's telephone number, including area code:  (888) 593-7878

Date of fiscal year end:   12/31

Date of reporting period: 06/30/14

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

The Westport Funds

Westport Select Cap Fund
Westport Fund

Semi-Annual Report
June 30, 2014
(Unaudited)

WESTPORT INVESTMENTS

Performance Results
THE WESTPORT FUNDS
Average Annual Total Returns*– June 30, 2014

Fund or Index	Six Months	One Year	Five Years	Ten Years#	Since Inception#,i
Westport Select Cap Fund – Class Rii	4.94%	23.94%	17.14%	8.43%	10.54%
Russell 2000® Indexiv	3.19%	23.64%	20.21%	8.70%	7.67%
Westport Fund – Class Riii	4.86%	21.13%	18.10%	10.76%	11.23%
Russell Midcap® Indexiv	8.67%	26.85%	22.07%	10.43%	9.53%

As set forth in the Funds’ prospectus dated May 1, 2014, the actual Total Annual Fund Operating Expenses for Class R shares of the Westport Select Cap Fund and the Westport Fund were 1.37% and 1.23%, respectively at December 31, 2013. Total Annual Fund Operating Expenses for Class R shares include shareholder servicing fees. During the fiscal year ended December 31, 2013, the Class R shares of the Westport Select Cap Fund and the Westport Fund paid shareholder servicing fees equal to 0.12% and 0.13% respectively. Please see the Funds’ Financial Highlights on pages 17 and 19 for the actual Total Fund Operating Expenses paid for the six-month period ended June 30, 2014. Westport Advisers, LLC has also contractually agreed to waive a portion of its advisory fees and/or assume certain expenses so that Total Annual Fund Operating Expenses do not exceed 1.50% for any class. The Adviser has agreed to maintain these expense limitations with regard to each class of each Fund through April 30, 2015.

#	Performance of the Class R shares of the Westport Fund reflects certain waivers and expense reimbursements. Without such waivers and expense reimbursements, performance would have been lower.

The following pertains to the chart above as well as to the Letter to shareholders on the following pages. Performance data quoted represents past performance; past performance is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Funds’ current performance may be lower or higher than the performance data quoted. Investors may obtain current year-to-date and as of last month end performance information, within 7 business days, at www.westportfunds.com or by calling 1-888-593-7878.

i	The Class R shares of the Westport Select Cap Fund and the Westport Fund commenced operations on December 31, 1997.
ii
The Class I shares of the Westport Select Cap Fund commenced operations on February 16, 1998. For the total return and other information relating to Class I shares, see the Financial Highlights on page 19.

iii
The Class I shares of the Westport Fund commenced operations on February 9, 2001. For total return and other information relating to Class I shares of the Westport Fund, see the Financial Highlights on page 21.

iv
The Russell Midcap® Index is an index comprised of the 800 smallest companies in the Russell 1000® Index and represents approximately 31% of the total market capitalization of the Russell 1000® Index (an index of the 1,000 largest companies in the Russell 3000® Index (an index of the 3,000 largest U.S. domiciled publicly-traded companies representing approximately 98% of the investable U.S. equity market)). The Russell 2000® Index, also a subset of the Russell 3000® Index, is comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000® Index, and represents approximately 10% of the total market capitalization of that index. You should note that The Westport Funds are professionally managed mutual funds, which are subject to advisory fees and other expenses, while the indices are unmanaged and do not incur expenses. You cannot invest directly in an index.

v
Lipper Multi-Cap Core Fund Index measures the performance of the 30 largest mutual funds that invest in a variety of capitalization ranges without concentrating 75% of more of their equity assets in any one market capitalization range over an extended period of time, as determined by Lipper, Inc.

vi
S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock’s weight in the Index proportionate to its market value.

*	The total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

THE WESTPORT FUNDS LETTER TO SHAREHOLDERS	July 11, 2014

Dear Fellow Shareholders:

Equity securities provided excellent returns in 2013. There is little likelihood that results this year will approach those from last year but further gains in 2014 are possible. The Federal Reserve (“Fed”) held short term interest rates close to zero and used the third installment of quantitative easingi (a/k/a “QE3”) to exert downward pressure on long term interest rates throughout 2013 supporting asset prices. Economic growth as measured by gross domestic product contracted at the surprising rate of 2.9% in 1Q 2014 after a strong second half of 2013. Harsh winter weather and a revision to the estimated impact from the implementation of the Affordable Care Act (also known as “Obamacare”) account for much of the weakness. Recent economic statistics, especially employment, indicate a strong rebound. This year the Fed is reducing its purchases of debt securities, with QE3 projected to end in October. Nevertheless, equity market returns were positive in the first half of 2014 with low short term interest rates continuing to provide support.

WESTPORT SELECT CAP FUND

During the second quarter, the Westport Select Cap Fund’s Class R shares rose 2.76%, ahead of the Russell 2000® Index’s gain of 2.05%. For the first six months of 2014, the Westport Select Cap Fund’s Class R shares outperformed the Russell 2000® Index with a return of 4.94%, compared to a return of 3.19% for the Index.

Since inception 16½ years ago, the Westport Select Cap Fund has outperformed the Index by just under 3% points a year, with an annual average return of 10.54% to 7.67%, respectively.

Once again, data provided by Lipper, Inc. provides an interesting overview of the Westport Select Cap Fund’s performance in the first half of 2014. According to Lipper, the average Small-Cap Core fundii returned 3.95% while the average Mid-Cap Growth fundiii, a category used by Morningstar, Inc. in rating the Westport Select Cap Fund was 3.73%. In this context we view the Westport Select Cap Fund’s performance as quite satisfactory.

During the first half of 2014, four stocks contributed 1% or more to performance. The leader was United Rentals, Inc., which rose 34% and added 201 basis pointsiv. Already the largest factor in the rental of equipment used in non-residential construction, the company announced the acquisition of National Pump Company. This purchase will expand the company’s position in the fast growing energy sector, and is projected to be highly accretive to earnings.

The second largest contributor to first half performance was Universal Health Services, Inc., Class B shares, the fund’s largest position. The operator of acute care and mental health hospitals gained nearly 18% and contributed 182 basis points. First quarter earnings exceeded estimates, reflecting the early positive impact of the Affordable Care Act.

The off-price retailer, Big Lots, Inc., added 154 basis points. The company’s shares gained over 41% as new management’s merchandising changes showed early signs of success.

DeVry Education Group, Inc., our for-profit education stock, rose over 19%, adding 117 basis points. The company’s diversification efforts have cushioned the negative impact of continued declines in student enrollments at the main operating unit, DeVry University.

On the negative side, it is interesting to note that the Fund’s five largest decliners cumulatively impacted performance by a total of 226 basis points, which compares to a cumulative 701 basis points contributed from the five largest gainers. IPG Photonics Corp. fell 11.4%, costing 81 basis points as investors continue to be concerned about second half demand from China for the company’s precision laser products. Precision Castparts Corp., the Fund’s second largest position, was off 6%, costing 61 basis points. There are questions regarding the future organic growth rate of the commercial aircraft industry and the company. This comes despite the company’s continuing profit improvement as it integrates recent acquisitions.

The Fund made one new purchase during the quarter, Zebra Technologies Corp, Class A shares (“Zebra”). This company has established a leading position in data collection and product identification and announced the acquisition of a unit of Motorola Solutions, Inc. This deal will expand Zebra’s market position into mobile and network solutions while doubling the company’s size and adding significantly to its earnings per share.

During the quarter the fund trimmed several positions and saw no merger or acquisition activity.

We are often questioned about the Fund’s positioning in terms of market cap. The Fund’s weighted average market capv at time of purchase was $1.463 billion compared to the actual weighted average market cap at June 30, 2014 of $7.888 billion.

WESTPORT FUND

The economically weak first quarter and emphatic support for continuing near zero short term interest rates by new Fed Chair Janet Yellen saw the yield on the 10-year Treasury bond decline from 3.0% at year-end 2013 to 2.5% at June 30, 2014. Faced with declining rates on fixed income securities, investors sought equities with relatively high dividend yields – utilities and REITs. These two industry sectors provided returns of 19.2% and 17.3%, respectively, in the first half, the two highest among the ten industry sectors that comprise the Russell Midcap® Index and contributed 233 basis points of the Index’s 867 basis point return. The Westport Fund Class R shares returned 486 basis points in the first half of 2014 with virtually no utilities or REITs among its portfolio holdings. The remaining shortfall of 148 basis points occurred in the final two weeks of the second quarter and was the result of investor concerns about the trajectory of future financial performance for some of the Westport Fund’s larger portfolio holdings. For example, FMC Corp. produced a negative 38 basis point return when it made an earnings preannouncement that a combination of compressed North American planting schedules and a severe drought in Brazil would reduce its sales of agricultural chemicals in the second quarter. The cancellation of a large order for Airbus A-350 aircraft by the United Arab Emirates caused investors to question the bright outlook for commercial aircraft production. Precisions Castparts Corp., a major supplier of aerospace components, saw its shares decline, decreasing portfolio return by 32 basis points in this period. These events appear transitory and should not have a long term impact on valuation.

Lipper, Inc. provides an additional reference point for assessing the Westport Fund’s first half 2014 performance. The Lipper category average for Mid-Cap Growth funds, the category to which Morningstar assigns the Westport Fund, returned 3.73%, compared to 4.86% for the Fund’s Class R shares. Comparing long term results, the Westport Fund Class R shares average annual return has outperformed that of the Russell Midcap® Index 11.23% to 9.53% over the 16 ½ years since the Fund’s inception. Lipper places the Westport Fund in its multi-cap core category where the average annual return over the 16½ year period is 6.53%. The Westport Fund’s investment focus on the long term and on companies with a competitive advantage has been instrumental in producing these results.

Of the 43 portfolio holdings at the end of the first half of 2014, 31 holdings provided positive returns and 12 holdings provided negative returns. The best performing industry sector for the Westport Fund in this period was Oil & Gas Producers, which included three exploration and production companies. This sector provided 261 basis points to the portfolio return compared to the 105 basis points from the Energy holdings in the Russell Midcap® Index. The domestic oriented company, EOG Resources, Inc., returned 39% in the first half of 2014 and was the primary driver of the sector’s performance, contributing 157 basis points. Anadarko Petroleum Corp. contributed 84 basis points to the Fund’s performance on a return of 38% after settling the Tronox litigation that arose from its purchase of Kerr McGee Corp. in 2006. Stone Energy Corp. provided a return of slightly more than 35% for the first half and added 27 basis points to the Westport Fund’s performance. Continued growth in the world economy has been supporting oil prices and a very cold winter in the U.S. provided the impetus for higher natural gas prices. Health care holdings were the second largest industry sector contribution to the Fund’s performance at 128 basis points, similar to the 138 basis points contribution of the health care sector to the Russell Midcap® Index. The best performer among the portfolio holdings in health care was Universal Health Services, Inc., Class B shares which contributed 64 basis points to performance with an 18% return in the first half. The largest detractor among the Fund’s holdings was MasterCard, Inc., Class A shares, at minus 45 basis points from a 12% decline in its share price. After an excellent performance in 2013 where earnings growth outpaced expectations and the stock price responded accordingly, 2014 has seen continued earnings growth but a reduction in the price/earnings multiplevi attached to those earnings. The imposition of financial sanctions against Russia for its annexation of Crimea raised questions about MasterCard Inc.’s long term presence in Russia and its earnings growth. However, the outlook is positive as transactions in many countries will continue to move from paper based systems for commerce to electronic transactions.

Two new positions were established in the portfolio during the first half of 2014. Bed Bath & Beyond, Inc. was added after it provided a disappointing outlook for the remainder of the fiscal 2014 year. The focus of investor concerns is on the company’s ability to improve multi-channel sales by expanding its internet marketing capabilities. The company is a retail leader in domestic merchandise and household furnishings. A new position was also established in Zebra Technologies Corp., Class A shares (“Zebra”), a provider of industrial products used for data collection and automatic identification systems. When Zebra announced in mid-April that it would purchase the mobile-computing services unit of Motorola Solutions, Inc., its share price declined. Investors were concerned with the historical performance of this Motorola, Inc. unit, the fact that it was approximately the same size as Zebra and that the cash transaction would transform Zebra’s balance sheet from debt-free to heavily leveraged. Both companies offer bar code and radio frequency identification used to control inventories but service different end markets. The Motorola Solutions, Inc. unit will enhance mobile and network capabilities. Sales in the first half included Brown & Brown, Inc., Albemarle Corp., Core Laboratories N.V, State Street Corp. and WSFS Financial Corp. as they met our expectations. Forest Oil Corp. was eliminated as the opportunity for a turnaround faded.

OUTLOOK

In our 2013 year-end outlook we expressed the view that global economic expansion would continue and that modest gains in domestic equity markets were probable in 2014. So far the market has performed essentially in line with this expectation with the Standard & Poors 500 Index (“S&P 500”) and the Russell 2000® Index providing total returns of 7.14% and 3.19%, respectively, in the first half of 2014.

The balance of the year could well be a stand-off between strengthening corporate earnings and the increasing likelihood of modestly higher interest rates within the next year. Currently, analysts are projecting a 6.0% increase in second quarter S&P 500 profits, accelerating to a 12% gain in the fourth quarter with a further 9% increase in 2015.

The market’s problem is that the S&P 500 is currently selling at a valuation of approximately 15 times next year’s projected earnings, in line with historical averages. In 2013 when the S&P 500 appreciated nearly 30%, 7% came from increased earnings and the balance from a higher valuation of those earnings. The main driver of the P/E expansion was the Fed’s third round of quantitative easing and continuation of near zero short-term interest rates. The Fed has stated its intention to end QE3 in October, but this does not imply a significant upward move in interest rates over the balance of the year. Nonetheless, if the economy strengthens appreciably, there will be heightened talk of a move toward a modest tightening. These are not the conditions for a further meaningful expansion of P/E ratios. On the other hand, if the economy is weaker than expected, earnings will probably not meet expectations but the Fed would be hesitant to raise rates, supporting valuations.

In this uncertain environment stock selection is likely to determine success.

Sincerely,

Edmund H. Nicklin, Jr.	Andrew J. Knuth

i
QE, QE3 or quantitative easing is an unconventional monetary policy whereby the Federal Reserve expands its balance sheet with the objective of stimulating the economy when standard policy has been ineffective.

ii
Small-Cap Core Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have average characteristics compared to the S&P SmallCap 600 Index.

iii
Mid-Cap Growth Funds - Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE large-cap floor. Mid-cap growth funds typically have above-average characteristics compared to the S&P MidCap 400 Index.

iv	Basis Point is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.
v	Weighted Average Market Cap is the average market capitalization of all companies in a fund – with each company weighted according to its percent held in the fund.
vi	Price Earnings multiple (P/E) is the price of a stock divided by its earnings per share.

The discussions included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the Funds in the future, including the portfolio managers’ outlook regarding economic, market, political, and other factors relevant to investment performance. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the Funds, and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the Funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change. Any opinions of the Portfolio Managers are intended as such and not as statements of fact requiring affirmations.

References to specific securities, sectors and industries discussed herein are not recommendations to buy or sell the securities or investments, and the Funds may not necessarily hold these securities or investments today.

There are special risks associated with small and mid-capitalization issues such as market illiquidity and greater market volatility than larger capitalization issues.

Westport Select Cap Fund (WPSRX)

Westport Select Cap Fund (WPSRX) – Portfolio Summary
Average Annual Total Returnsi – June 30, 2014

Fund or Index	Six Months	One Year	Five Years	Ten Years	Since Inceptionii
Westport Select Cap Fund – Class R	4.94%	23.94%	17.14%	8.43%	10.54%
Russell 2000® Index	3.19%	23.64%	20.21%	8.70%	7.67%

Performance data quoted represents past performance; past performance is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data quoted. Investors may obtain current year-to-date and as of last month end performance information, within 7 business days, at www.westportfunds.com or by calling 1-888-593-7878.

i
The chart above represents the performance of the Class R shares only. Performance of the Class I shares may vary based on differences in expenses paid by shareholders in the different classes. The total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Class I shares of the Westport Select Cap Fund commenced operations on February 16, 1998. For the total return and other information relating to Class I shares, see the Financial Highlights on page 18.

ii	The Class R shares of the Westport Select Cap Fund commenced operations on December 31, 1997.

Representation of Portfolio Holdings
June 30, 2014 (Unaudited)

The illustration below provides the industry allocations for the Westport Select Cap Fund.

Industry Allocation (% of Net Assets)
Industrial Specialty Products	19.6%
Insurance	17.3%
Industrial Services	14.4%
Health Care Products & Services	12.3%
Business Products & Services	12.1%
Consumer Products & Services	9.5%
Aerospace Products & Services	8.7%
Security Products & Services	2.2%
Oil & Gas Producers	2.0%
Banks & Thrifts/Financial Services	1.5%
Cash & Cash Equivalents	0.4%
Total	100.0%

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
June 30, 2014 (Unaudited)

COMMON STOCKS — 99.6%	Shares	Market Value
Aerospace Products & Services — 8.7%
Precision Castparts Corp.	134,105	$33,848,102

Banks & Thrifts/Financial Services — 1.5%
Banner Corp.	143,213	5,675,531

Business Products & Services — 12.1%
CACI International, Inc.(a)	50,000	3,510,500
PTC, Inc.(a)	432,804	16,792,795
Synopsys, Inc.(a)	604,192	23,454,733
Zebra Technologies Corp. - Class A(a)	44,102	3,630,477
		47,388,505
Consumer Products & Services — 9.5%
Big Lots, Inc.(a)	500,932	22,892,592
Darden Restaurants, Inc.	56,500	2,614,255
Orient-Express Hotels Ltd. - Class A(a)	806,827	11,731,265
		37,238,112
Health Care Products & Services — 12.3%
Universal Health Services, Inc. - Class B	500,845	47,960,917

Industrial Services — 14.4%
DeVry, Inc.	577,036	24,431,704
United Rentals, Inc.(a)	303,759	31,812,680
		56,244,384
Industrial Specialty Products — 19.6%
FEI Company	292,842	26,569,555
IPG Photonics Corp.(a)	386,752	26,608,538
QLogic Corp.(a)	400,000	4,036,000
Rofin-Sinar Technologies, Inc.(a)	150,553	3,619,294
Rogers Corp.(a)	235,953	15,655,481
		76,488,868
Insurance — 17.3%
Arthur J. Gallagher & Company	369,922	17,238,365
Brown & Brown, Inc.	404,261	12,414,856
Radian Group, Inc.	507,989	7,523,317
Willis Group Holdings plc	702,100	30,400,930
		67,577,468
Oil & Gas Producers — 2.0%
Stone Energy Corp.(a)	163,000	7,626,770

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2014 (Unaudited)

COMMON STOCKS — 99.6% (Continued)	Shares	Market Value
Security Products & Services — 2.2%
Checkpoint Systems, Inc.(a)	619,150	$8,661,909

TOTAL COMMON STOCKS (Cost $132,905,614)		$388,710,566

MONEY MARKETS — 0.5%	Shares	Market Value
Federated U.S. Treasury Cash Reserve Fund	2,150,662	$2,150,662

TOTAL MONEY MARKETS (Cost $2,150,662)		$2,150,662

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $135,056,276)		$390,861,228

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(488,402)

NET ASSETS — 100.0%		$390,372,826

(a)	Non-income producing security.

See accompanying notes to financial statements.

Westport Fund (WPFRX)

Westport Fund (WPFRX) – Portfolio Summary
Average Annual Total Returnsi – June 30, 2014

Fund or Index	Six Months	One Year	Five Years	Ten Yearsii	Since Inceptionii,iii
Westport Fund – Class R	4.86%	21.13%	18.10%	10.76%	11.23%
Russell Midcap® Index	8.67%	26.85%	22.07%	10.43%	9.53%

Performance data quoted represents past performance; past performance is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Funds’ current performance may be lower or higher than the performance data quoted. Investors may obtain current year-to-date and as of last month end performance information, within 7 business days, at www.westportfunds.com or by calling 1-888-593-7878.

i
The chart above represents the performance of the Class R shares only. Performance of the Class I shares may vary based on differences in expenses paid by shareholders in the different classes. The total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Class I shares of the Westport Fund commenced operations on February 9, 2001. For total return and other information relating to Class I shares of the Westport Fund, see the Financial Highlights on page 20.

ii	Performance of the Class R shares reflects certain waivers and expense reimbursements. Without such waivers and expense reimbursements, performance would have been lower.
iii	The Class R shares of the Westport Fund commenced operations on December 31, 1997.

Representation of Portfolio Holdings
June 30, 2014 (Unaudited)

The illustration below provides the industry allocations for the Westport Fund.

Industry Allocation (% of Net Assets)
Business Products & Services	17.0%
Industrial Specialty Products	16.9%
Chemicals	10.5%
Oil & Gas Producers	10.5%
Health Care Products & Services	10.5%
Aerospace Products & Services	6.2%
Medical Products & Services	5.9%
Consumer Products & Services	5.3%
Broadcasting/Cable TV/Advertising	5.2%
Banks & Thrifts/Financial Services	3.9%
Other Holdings	7.2%
Cash & Cash Equivalents	0.9%
Total	100.0%

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
June 30, 2014 (Unaudited)

COMMON STOCKS — 99.1%	Shares	Market Value
Aerospace Products & Services — 6.2%
Precision Castparts Corp.	133,000	$33,569,200
Rockwell Collins, Inc.	100,000	7,814,000
		41,383,200
Banks & Thrifts/Financial Services — 3.9%
MasterCard, Inc. - Class A	355,000	26,081,850

Broadcasting/Cable TV/Advertising — 5.2%
Interpublic Group of Companies, Inc.	910,857	17,770,820
Time, Inc.(a)	28,750	696,325
Time Warner, Inc.	230,000	16,157,500
		34,624,645
Business Products & Services — 17.0%
CACI International, Inc.(a)	35,000	2,457,350
Check Point Software Technologies Ltd.(a)	365,000	24,465,950
Copart, Inc.(a)	170,100	6,116,796
PTC, Inc.(a)	650,000	25,220,000
Synopsys, Inc.(a)	572,012	22,205,506
Teradata Corp.(a)	272,840	10,968,168
Trimble Navigation Ltd.(a)	450,000	16,627,500
Zebra Technologies Corp. - Class A(a)	65,000	5,350,800
		113,412,070
Chemicals — 10.5%
Agrium, Inc.	70,700	6,478,241
Air Products & Chemicals, Inc.	157,500	20,257,650
FMC Corp.	380,000	27,052,200
Praxair, Inc.	123,000	16,339,320
		70,127,411
Consumer Products & Services — 5.3%
American Eagle Outfitters, Inc.	275,000	3,085,500
Bed Bath & Beyond, Inc.(a)	90,000	5,164,200
McCormick & Company, Inc.	65,000	4,653,350
PetSmart, Inc.	120,000	7,176,000
Ross Stores, Inc.	230,000	15,209,900
		35,288,950
Health Care Products & Services — 10.5%
AbbVie, Inc.	180,000	10,159,200
CVS Caremark Corp.	192,090	14,477,823
Laboratory Corporation of America Holdings(a)	140,000	14,336,000
Universal Health Services, Inc. - Class B	320,013	30,644,445
		69,617,468
Industrial Services — 2.4%
Republic Services, Inc.	417,500	15,852,475

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2014 (Unaudited)

COMMON STOCKS — 99.1% (Continued)	Shares	Market Value
Industrial Specialty Products — 16.9%
Amphenol Corp.	201,300	$19,393,242
FEI Company	166,742	15,128,502
International Rectifier Corp.(a)	120,246	3,354,863
MSC Industrial Direct Company, Inc. - Class A	185,000	17,693,400
Nordson Corp.	199,000	15,957,810
Pall Corp.	272,500	23,268,775
W.W. Grainger, Inc.	70,000	17,798,900
		112,595,492
Insurance — 2.0%
Willis Group Holdings plc	310,000	13,423,000

Medical Products & Services — 5.9%
Abbott Laboratories	200,000	8,180,000
Charles River Laboratories International, Inc.(a)	155,000	8,295,600
Varian Medical Systems, Inc.(a)	277,500	23,071,350
		39,546,950
Oil & Gas Producers — 10.5%
Anadarko Petroleum Corp.	200,000	21,894,000
EOG Resources, Inc.	345,000	40,316,700
Stone Energy Corp.(a)	162,541	7,605,294
		69,815,994
Transportation — 2.8%
FedEx Corp.	122,500	18,544,050

TOTAL COMMON STOCKS (Cost $360,127,552)		$660,313,555

MONEY MARKETS — 0.7%
Federated U.S. Treasury Cash Reserve Fund	4,410,567	4,410,567

TOTAL MONEY MARKETS (Cost $4,410,567)		$4,410,567

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $364,538,119)		$664,724,122

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,283,736

NET ASSETS — 100.0%		$666,007,858

(a)	Non-income producing security.

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2014 (Unaudited)

	Westport Select Cap Fund	Westport Fund
ASSETS
Investment securities:
At acquisition cost	$135,056,276	$364,538,119
At market value (Note 2)	$390,861,228	$664,724,122
Dividends and interest receivable	210,639	524,050
Receivable for capital shares sold	143,542	629,766
Receivable for securities sold	240,264	1,423,022
Other assets	41,676	43,613
TOTAL ASSETS	391,497,349	667,344,573

LIABILITIES
Payable for capital shares redeemed	492,665	412,460
Payable to Adviser (Note 4)	320,173	494,409
Other accrued expenses and liabilities	311,685	429,846
TOTAL LIABILITIES	1,124,523	1,336,715

NET ASSETS	$390,372,826	$666,007,858

Net assets consist of:
Paid-in capital	$74,299,333	$357,130,104
Undistributed net investment loss	(1,409,448)	(867,479)
Accumulated net realized gain from security transactions	61,677,989	9,559,230
Net unrealized appreciation on investments	255,804,952	300,186,003
Net assets	$390,372,826	$666,007,858

PRICING OF CLASS R SHARES
Net assets attributable to Class R shares	$183,197,920	$508,427,507
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value) (Note 5)	8,065,260	14,920,002
Net asset value, offering price and redemption price per share (Note 2)	$22.71	$34.08

PRICING OF CLASS I SHARES
Net assets attributable to Class I shares	$207,174,906	$157,580,351
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value) (Note 5)	8,647,922	4,598,752
Net asset value, offering price and redemption price per share (Note 2)	$23.96	$34.27

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2014 (Unaudited)

	Westport Select Cap Fund	Westport Fund
INVESTMENT INCOME
Dividends	$1,157,905	$3,052,651	(1)
TOTAL INVESTMENT INCOME	1,157,905	3,052,651

EXPENSES
Investment advisory fees (Note 4)	1,975,437	2,956,774
Transfer agent fees, Class R (Note 4)	130,176	293,473
Transfer agent fees, Class I (Note 4)	123,314	47,919
Shareholder servicing fees, Class R (Note 4)	111,534	318,097
Administration and accounting services fees (Note 4)	75,697	125,886
Shareholder reporting costs	35,497	27,096
Professional fees	21,820	24,970
Trustees' fees and expenses	14,876	14,876
Registration fees, Class R	13,122	18,602
Registration fees, Class I	12,040	11,777
Compliance fees and expenses	11,087	13,557
Insurance expense	10,588	15,354
Custodian fees	9,437	12,910
Other expenses	22,728	38,839
TOTAL EXPENSES	2,567,353	3,920,130

NET INVESTMENT LOSS	(1,409,448)	(867,479)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from security transactions	40,302,005	9,559,230
Net change in unrealized appreciation/depreciation on investments	(20,546,400)	22,766,439
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	19,755,605	32,325,669

NET INCREASE IN NET ASSETS FROM OPERATIONS	$18,346,157	$31,458,190

(1)	Net of Foreign taxes withheld of $15,908.

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Westport Select Cap Fund		Westport Fund
	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
FROM OPERATIONS:
Net investment loss	$(1,409,448)	$(1,582,181)	$(867,479)	$(393,164)
Net realized gains from security transactions	40,302,005	88,545,277	9,559,230	21,082,236
Net change in unrealized appreciation/depreciation on investments	(20,546,400)	55,174,829	22,766,439	142,210,273
Net increase in net assets from operations	18,346,157	142,137,925	31,458,190	162,899,345

DISTRIBUTIONS TO SHAREHOLDERS:
From realized gains, Class R	—	(29,063,212)	—	(16,146,054)
From realized gains, Class I	—	(39,892,332)	—	(4,976,279)
Decrease in net assets from distributions to shareholders	—	(68,955,544)	—	(21,122,333)

FROM CAPITAL SHARE TRANSACTIONS:
CLASS R
Proceeds from shares sold	17,848,695	27,109,448	29,432,922	90,015,813
Reinvested Dividends	—	28,938,548	—	16,006,502
Payments for shares redeemed	(25,700,275)	(60,835,041)	(65,641,201)	(117,785,247)
Net decrease in net assets from Class R share transactions	(7,851,580)	(4,787,045)	(36,208,279)	(11,762,932)

CLASS I
Proceeds from shares sold	12,566,325	43,017,951	17,086,118	38,199,949
Reinvested Dividends	—	30,753,811	—	4,842,366
Payments for shares redeemed	(66,085,018)	(142,716,951)	(27,555,213)	(78,153,044)
Net decrease in net assets from Class I share transactions	(53,518,693)	(68,945,189)	(10,469,095)	(35,110,729)

Net decrease in net assets from capital share transactions	(61,370,273)	(73,732,234)	(46,677,374)	(46,873,661)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,024,116)	(549,853)	(15,219,184)	94,903,351

NET ASSETS:
Beginning of period	433,396,942	433,946,795	681,227,042	586,323,691
End of period	$390,372,826	$433,396,942	$666,007,858	$681,227,042

ACCUMULATED NET INVESTMENT (LOSS)	$(1,409,448)	$—	$(867,479)	$—

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Class R
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Net asset value at beginning of period	$21.64		$18.72	$22.61	$24.69	$19.97	$15.70

Income (loss) from investment operations:
Net investment loss	(0.09)		(0.09)	(0.11)	(0.22)	(0.17)	(0.09)
Net realized and unrealized gains (losses) on investments	1.16		7.06	1.30	(0.24)	4.89	4.65
Total from investment operations	1.07		6.97	1.19	(0.46)	4.72	4.56

Less distributions:
From net realized gains	—		(4.05)	(5.08)	(1.62)	—	(0.29)
Total distributions	—		(4.05)	(5.08)	(1.62)	—	(0.29)

Net asset value at end of period	$22.71		$21.64	$18.72	$22.61	$24.69	$19.97

Total Return	4.94	%(a)	37.22%	5.70%	(1.86)%	23.64%	28.99%

Net assets at end of period (000's)	$183,198		$182,190	$160,831	$197,223	$336,360	$274,861

Ratio of total expenses to average net assets	1.41	%(b)	1.37%	1.36%	1.36%	1.36%	1.37%

Ratio of net investment loss to average net assets	(0.81	)%(b)	(0.45)%	(0.50)%	(0.75)%	(0.68)%	(0.48)%

Portfolio turnover rate	1	%(a)	2%	3%	2%	13%	6%

(a)	Not Annualized.

(b)	Annualized.

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Class I
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Net asset value at beginning of period	$22.80		$19.54	$23.33	$25.38	$20.48	$16.07

Income (loss) from investment operations:
Net investment loss	(0.08)		(0.07)	(0.08)	(0.16)	(0.11)	(0.05)
Net realized and unrealized gains (losses) on investments	1.24		7.38	1.37	(0.27)	5.01	4.75
Total from investment operations	1.16		7.31	1.29	(0.43)	4.90	4.70

Less distributions:
From net realized gains	—		(4.05)	(5.08)	(1.62)	—	(0.29)
Total distributions	—		(4.05)	(5.08)	(1.62)	—	(0.29)

Net asset value at end of period	$23.96		$22.80	$19.54	$23.33	$25.38	$20.48

Total Return	5.09	%(a)	37.39%	5.95%	(1.69)%	23.93%	29.20%

Net assets at end of period (000's)	$207,175		$251,207	$273,116	$404,130	$518,266	$446,963

Ratio of total expenses to average net assets	1.21	%(b)	1.21%	1.17%	1.16%	1.14%	1.15%

Ratio of net investment (loss) to average net assets	(0.63	)%(b)	(0.29)%	(0.32)%	(0.54)%	(0.46)%	(0.25)%

Portfolio turnover rate	1	%(a)	2%	3%	2%	13%	6%

(a)	Not Annualized.

(b)	Annualized.

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Class R
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Net asset value at beginning of period	$32.50		$26.09	$23.26	$23.28	$19.39	$14.67

Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.03)	0.01	(0.05)	(0.02)	(0.04)
Net realized and unrealized gains on investments	1.63		7.48	2.84	0.80	3.91	4.76
Total from investment operations	1.58		7.45	2.85	0.75	3.89	4.72

Less distributions:
From net investment income	—		—	(0.00)*	—	—	—
From net realized gains	—		(1.04)	(0.02)	(0.77)	—	—
Total distributions	—		(1.04)	(0.02)	(0.77)	—	—

Net asset value at end of period	$34.08		$32.50	$26.09	$23.26	$23.28	$19.39

Total Return	4.86	%(a)	28.54%	12.26%	3.24%	20.06%	32.17%

Net assets at end of period (000's)	$508,428		$520,862	$428,477	$303,709	$273,473	$193,620

Ratio of total expenses to average net assets	1.23	%(b)	1.23%	1.23%	1.25%	1.27%	1.31%

Ratio of net investment income (loss) to average net assets	(0.31	)%(b)	(0.11)%	0.01%	(0.21)%	(0.08)%	(0.25)%

Portfolio turnover rate	2	%(a)	12%	1%	9%	1%	5%

(a)	Not Annualized.

(b)	Annualized.

*	Amount rounds to less than $0.005.

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Class I
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Net asset value at beginning of period	$32.65		$26.17	$23.32	$23.29	$19.35	$14.63

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.02	0.10	—	0.02	(0.01)
Net realized and unrealized gains on investments	1.64		7.50	2.82	0.80	3.92	4.73
Total from investment operations	1.62		7.52	2.92	0.80	3.94	4.72

Less distributions:
From net investment income	—		—	(0.05)	—	—	—
From net realized gains	—		(1.04)	(0.02)	(0.77)	—	—
Total distributions	—		(1.04)	(0.07)	(0.77)	—	—

Net asset value at end of period	$34.27		$32.65	$26.17	$23.32	$23.29	$19.35

Total Return	4.96	%(a)	28.72%	12.52%	3.45%	20.36%	32.26%

Net assets at end of period (000's)	$157,580		$160,365	$157,847	$118,496	$84,063	$50,371

Ratio of total expenses to average net assets	1.06	%(b)	1.05%	1.01%	1.03%	1.08%	1.15%

Ratio of net investment income (loss) to average net assets	(0.13	)%(b)	0.07%	0.23%	0.02%	0.12%	(0.07)%

Portfolio turnover rate	2	%(a)	12%	1%	9%	1%	5%

(a)	Not Annualized.

(b)	Annualized.

See accompanying notes to financial statements.

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2014 (Unaudited)

1.	Organization

The Westport Funds (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as a diversified, open-end management investment company. The Trust was organized as a Delaware statutory trust under a Declaration of Trust dated September 17, 1997. The Trust has established two separate no-load series: the Westport Select Cap Fund and the Westport Fund (the “Funds”). The Trust was capitalized on December 16, 1997, when the initial shares of each Fund were purchased at $10 per share. Except for the initial purchase of shares, the Trust had no operations prior to the commencement of operations on December 31, 1997.

The Westport Select Cap Fund seeks long-term capital appreciation. Under normal circumstances, the Westport Select Cap Fund seeks to achieve its investment goal by investing at least 65% of its net assets in the equity securities of companies with market capitalizations at the time of initial purchase within the range of those in the Russell 2000® Index. The market capitalization range of the Index changes constantly, and as a result, the capitalization of small cap companies in which the Fund will invest will also change. As of June 30, 2014, the market capitalization range of the Index was approximately $143 million to $4.51 billion. If the market capitalization of a small cap company exceeds that of the largest capitalization company in the Russell 2000® Index, and the Adviser determines that the company continues to present a significant investment opportunity, the Fund may add to an existing position in that company’s securities by purchasing additional shares as long as the company’s market capitalization does not exceed 2.5 times that of the largest capitalization company in the Russell 2000® Index. Any such additional securities purchases will be considered purchases of small cap securities with respect to the 65% limitation. The Fund may also invest to a limited degree in companies that have larger market capitalizations.

The Westport Fund seeks a return composed of primarily capital appreciation and secondarily current income. The Fund seeks to achieve its investment goals by investing the majority of its assets in undervalued equity securities of attractive mid capitalization companies. A mid capitalization company has a market capitalization between $2 billion and $10 billion. The Fund will also invest on an opportunistic basis in the securities of attractive companies with both larger and smaller market capitalizations, but it is expected that the median market capitalization of the companies in the Fund will be in the mid capitalization range.

Each of the Funds is authorized to offer two classes of shares: Class R shares and Class I shares. Each Class R and Class I share of a Fund represents identical interests in the Fund’s assets and has the same rights, except that (i) Class I shares are expected to have lower operating expenses over time due to a shareholder services plan adopted with respect to Class R shares of each Fund (Note 4), and (ii) certain other class specific expenses are borne solely by the class to which such expenses are attributable. The Class I shares of the Westport Select Cap Fund and the Westport Fund commenced operations on February 16, 1998 and February 9, 2001, respectively.

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2014 (Unaudited)

2.	Significant Accounting Policies

The following is a summary of the Trust’s significant accounting policies:

Security valuation – The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees. Money market instruments and other debt securities with remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Procedures (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2014 (Unaudited)

The Funds did not hold any Level 2 or Level 3 securities during the six months ended June 30, 2014. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

Westport Select Cap Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	388,710,566	$—	$—	$388,710,566
Money Markets	2,150,662	—	—	2,150,662
Total	$390,861,228	$—	$—	$390,861,228

Westport Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$660,313,555	$—	$—	$660,313,555
Money Markets	4,410,567	—	—	4,410,567
Total	$664,724,122	$—	$—	$664,724,122

*	All sub-categories within common stocks represent Level 1 evaluation status. See Portfolios of Investments for industry categories.

Effective January 1, 2013, the Funds adopted FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The adoption of ASU No. 2011-11 had no impact on the Funds during the current reporting period.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the Financial Accounting Standards Board issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The adoption of ASU No. 2013-01 had no impact on the Funds during the current reporting period.

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2014 (Unaudited)

Share valuation – The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of both classes of shares of each Fund is equal to the net asset value per share.

Allocations – Investment income earned, expenses (other than expenses attributable to a specific class), realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated by each Fund daily to each class of its shares based upon its proportionate share of total net assets of the Fund.

Distributions to shareholders – Dividends to shareholders from net investment income, if any, are paid annually. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareholders are determined in accordance with income tax regulations and recorded on the ex-dividend date.

Other – Security transactions are accounted for based on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates. Securities sold are determined on a specific identification basis.

Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – It is each Fund’s policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts earned in the prior year.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken in the Funds’ 2013 tax returns. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2014 (Unaudited)

The tax character of distributions paid for the years ended December 31, 2013 and December 31, 2012 is as follows:

	Westport Select Cap Fund		Westport Fund
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
From ordinary income	$—	$—	$—	$714,877
From long-term capital gains	68,955,544	95,847,268	21,122,333	37,999
	$68,955,544	$95,847,268	$21,122,333	$752,876

At June 30, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were:

	Westport Select Cap Fund	Westport Fund
Gross Unrealized Appreciation	$258,423,330	$304,297,200
Gross Unrealized Depreciation	(2,618,378)	(4,111,197)
Net Unrealized Appreciation/(Depreciation)	$255,804,952	$300,186,003
Federal income Tax Cost*	$135,056,276	$364,538,119

*
The difference between federal income tax cost of portfolio investments and the acquisition cost is due to certain timing difference in the recognition of capital losses under income tax regulations and GAAP.

Reclassification of capital accounts – The following reclassifications made by the Funds during the tax year ended December 31, 2013, are primarily the result of differences in the tax treatment of net investment losses.

	Accumulated Net Investment Income (Losses)	Paid-in Capital	Net Realized Gains (Losses) Accumulated
Westport Select Cap Fund	$1,582,181	$(1,582,181)	$—
Westport Fund	$393,164	$(393,192)	$28

The above reclassifications have no effect on the Funds’ net assets or net asset value per share.

3.	Investment Transactions

For the six months ended June 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $3,590,141 and $64,532,180, respectively, for the Westport Select Cap Fund, and $12,472,801 and $60,635,046, respectively, for the Westport Fund.

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2014 (Unaudited)

4.	Transactions with Affiliates

Certain trustees and officers of the Trust are also officers of the Adviser.

INVESTMENT ADVISORY AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of average daily net assets for the Westport Select Cap Fund, and at an annual rate of 0.90% of average daily net assets for the Westport Fund.

Pursuant to a written contract between the Adviser and the Funds, approved by the Trust’s Board of Trustees, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of each Fund (other than brokerage commissions, extraordinary items, interest, and taxes) to the extent “Total Annual Fund Operating Expenses” for each class exceed 1.50% of the Fund’s average daily net assets attributable to that class of shares (the “Expense Limitation Agreement”). The Adviser has agreed to maintain these expense limitations with regard to each class of each Fund through April 30, 2015. The expense limitation agreement does not include recapture provisions. No fees were waived by the Adviser for the six months ended June 30, 2014.

ADMINISTRATION AND FUND ACCOUNTING AGREEMENT

Under the Administration and Fund Accounting Agreement, UMB Fund Services, Inc. (“UMBFS”) provides services to the Funds that include, but are not limited to, the following: calculating daily net asset values for the Funds; maintaining all general ledger accounts and related subledgers; determining and monitoring income and expense accruals; assisting in the acquisition of the Trust’s fidelity bond, monitoring the amount of the bond and making necessary filings with the Securities and Exchange Commission (“SEC”) related thereto; preparing securities notice and renewal filings pursuant to state securities laws; compiling data for and preparing notices to the SEC related to registration fee payments; preparing financial statements for the annual and semi-annual reports; monitoring each Fund’s status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended; monitoring compliance with the Funds’ investment policies and restrictions; and generally assisting with the Trust’s administrative operations.

Under the Administration and Fund Accounting Agreement, UMBFS is entitled to receive an annual asset-based fee, computed daily and payable monthly based on monthly net assets, for administration and fund accounting services of: 4 basis points (0.04%) on the first $500 million in monthly net assets; 3 basis points (0.03%) of monthly net assets over $500 million to $1.5 billion; and 2.5 basis points (0.025%) of monthly net assets in excess of $1.5 billion. UMBFS is also paid a fixed fee of $38,000 per year for UMBFS’ services and is reimbursed for certain of its out-of-pocket expenses.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agency Agreement, UMBFS maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their account, processes purchases and redemptions of the Funds’ shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, UMBFS receives an annual asset-based fee, computed daily and payable monthly based on monthly net assets

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2014 (Unaudited)

and a fixed monthly fee. UMBFS also receives a monthly fee based on the number and type of shareholder accounts. In addition, each Fund reimburses UMBFS for out-of-pocket expenses, including, but not limited to, postage and supplies.

SHAREHOLDER SERVICES PLAN

The Trust has adopted a shareholder services plan with respect to Class R shares of each Fund. Under this plan, the Trust may enter into agreements pursuant to which a shareholder servicing agent performs certain shareholder services such as establishing and maintaining accounts and records, answering shareholder inquiries, providing personnel and facilities to maintain shareholder accounts and records, assisting shareholders in processing purchases, exchanges and redemption transactions, facilitating wiring of funds, integrating periodic statements with other shareholder transactions, and providing other services as requested by shareholders. For these services each Fund pays the servicing agent a fee of up to 0.25% of the average daily net assets attributable to the Class R shares owned by investors for which the servicing agent maintains a servicing relationship. For the six months ended June 30, 2014, shareholder servicing fees of $111,534 and $318,097 were paid by Class R shares of the Westport Select Cap Fund and the Westport Fund, respectively, to third party shareholder servicing agents.

In addition, the Trust receives certain transfer agency services for Class R and Class I shares of each Fund not otherwise provided by the Funds’ transfer agent, from various shareholder servicing agents approved by the Trust’s Board of Trustees. For the six months ended June 30, 2014, transfer agent servicing fees of $105,306 and $265,142 were paid by Class R shares of the Westport Select Cap Fund and the Westport Fund, respectively, to third party shareholder servicing agents. In addition, transfer agent servicing fees of $84,329 and $36,198 were paid to third party shareholder servicing agents by Class I shares of the Westport Select Cap Fund and the Westport Fund, respectively, for the six months ended June 30, 2014.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement on behalf of the Funds with UMB Distribution Services, LLC. (“UMB Distribution”). Pursuant to the Distribution Agreement, UMB Distribution acts as principal underwriter of each Fund’s shares. UMB Distribution receives no compensation from the Trust for its services and is an affiliate of UMBFS. The Adviser makes certain payments to UMB Distribution out of the Adviser’s resources in recognition of certain distribution-related services provided and licensing and other costs assumed by the Distributor in connection with serving as Distributor to the Funds.

COMPLIANCE SERVICES

Under the terms of the Compliance Services Agreement between the Trust and Vigilant Compliance Services, LLC, (“Vigilant”), Vigilant provided the Chief Compliance Officer (“CCO”) services to the Funds for the six months ended June 30, 2014. The CCO reports directly to the Trust’s Board of Trustees and oversees an annual review of the policies and procedures of the Funds and their service providers, provides a written report to the Board annually and keeps the Board apprised of any material compliance events.

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2014 (Unaudited)

5.	Capital Share Transactions

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions:

	Westport Select Cap Fund		Westport Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
CLASS R
Shares sold	831,575	1,234,092	903,119	3,087,798
Shares reinvested	—	1,337,271	—	492,508
Shares redeemed	(1,185,048)	(2,743,452)	(2,011,213)	(3,973,368)
Net increase (decrease) in shares outstanding	(353,473)	(172,089)	(1,108,094)	(393,062)
Shares outstanding, beginning of period	8,418,733	8,590,822	16,028,096	16,421,158
Shares outstanding, end of period	8,065,260	8,418,733	14,920,002	16,028,096
CLASS I
Shares sold	552,791	1,877,504	526,470	1,309,949
Shares reinvested	—	1,348,851	—	148,311
Shares redeemed	(2,921,961)	(6,189,857)	(839,575)	(2,578,893)
Net increase (decrease) in shares outstanding	(2,369,170)	(2,963,502)	(313,105)	(1,120,633)
Shares outstanding, beginning of period	11,017,092	13,980,594	4,911,857	6,032,490
Shares outstanding, end of period	8,647,922	11,017,092	4,598,752	4,911,857

6.	Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7.	Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date which the financial statements were issued.

THE WESTPORT FUNDS
OTHER ITEMS
June 30, 2014 (Unaudited)

Quarterly Portfolio Disclosure

A complete uncertified listing of the portfolio holdings of each of the Funds, in the form normally presented in annual and semi-annual reports, is available on the Funds’ website, at http://www.westportfunds.com, within thirty days following the end of each calendar quarter and at such other times as management may determine in its discretion. Interested investors may request a copy of that information, without charge, by calling toll-free 1-888-593-7878. In addition, the Trust files a complete certified listing of portfolio holdings for each Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q within sixty days following the end of each calendar quarter. The complete listing on Form N-Q (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll-free 1-888-593-7878. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, 2014 are available (i) on the Funds’ website at http://www.westportfunds.com, (ii) without charge upon request by calling toll-free 1-888-593-7878 or (iii) on the SEC’s website at http://www.sec.gov.

Risk Disclosure

There are special risks associated with small and mid-capitalization issues such as market liquidity and greater market volatility than larger capitalizations issues.

THE WESTPORT FUNDS
SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of The Westport Funds, you do not incur any transaction costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

THE WESTPORT FUNDS
SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (Continued)

Actual Expenses

The first lines of the table below with respect to each class of shares of each Fund provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2014” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the table below with respect to each class of shares of each Fund provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second lines of the table are useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. As a shareholder of the Westport Funds, you do not incur any transaction costs.

		Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During the Six Months Ended June 30, 2014*	Net Expense Ratio Annualized June 30, 2014	Total Return Six Months Ended June 30, 2014
Westport Select Cap Fund
Class R	Actual	$1,000.00	$1,049.40	$7.15	1.41%	4.94%
Class R	Hypothetical (5% return before expenses)	$1,000.00	$1,018.02	$7.04	1.41%	1.80%
Class I	Actual	$1,000.00	$1,050.90	$6.14	1.21%	5.09%
Class I	Hypothetical (5% return before expenses)	$1,000.00	$1,019.01	$6.05	1.21%	1.90%
Westport Fund
Class R	Actual	$1,000.00	$1,048.60	$6.27	1.23%	4.86%
Class R	Hypothetical (5% return before expenses)	$1,000.00	$1,018.88	$6.18	1.23%	1.89%
Class I	Actual	$1,000.00	$1,049.60	$5.38	1.06%	4.96%
Class I	Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.30	1.06%	1.97%

*
Expenses are equal to each Fund’s annualized expense ratio (based upon the last six months) as reflected in the fourth column above, multiplied by the average account value over the period, multiplied by # of days in most recent fiscal half-year divided by # of days in current fiscal year (181/365) to reflect the one-half year period.

THE WESTPORT FUNDS
PRIVACY POLICY DISCLOSURE

Thank you for your decision to invest with us. Your privacy is very important to us. The following constitutes a description of our policies regarding disclosure of nonpublic personal information that you provide to us or that we collect from other sources.

Categories of Information We Collect

We collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as required or permitted by law.

Service Provider/Transfer Agent Exception

We are permitted by law to disclose all of the information we collect, as described above, to our service provider/transfer agent to process your transactions.

Confidentiality and Security

We restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Intermediaries

In the event that you hold shares of the fund(s) through a Financial Intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your Financial Intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

The Westport Funds

Westport Select Cap Fund
Westport Fund

website: www.westportfunds.com

Shareholder Services
1-888-593-7878

Investment Adviser
Westport Advisers, LLC
253 Riverside Avenue
Westport, Connecticut 06880
1-203-227-3601

Board of Trustees
Edward K. Mettelman
Stephen E. Milman
Edmund H. Nicklin, Jr.
Donel Bruce Smith

Transfer Agent
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

Distributor
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of The Westport Funds.

WESTPORT INVESTMENTS

Item 2. Code of Ethics.

Not required in semiannual report filing.

Item 3. Audit Committee Financial Expert.

Not required in semiannual report filing.

Item 4. Principal Accountant Fees and Services

Not required in semiannual report filing.

Item 5. Audit Committee of Listed Registrants.

Not required in semiannual report filing.

Item 6. Schedule of Investments.

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Not applicable in semiannual filing.

    (2) Certifications required pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

    (3) Not applicable to open-end management investment companies.

(b)     Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Westport Funds

By (Signature and Title)

/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:	August 29, 2014

By (Signature and Title)

/s/ Terry A. Wettergreen
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:	August 29, 2014